Notional Amounts for Foreign Currency Contracts, Foreign Currency Swaps and Currency Option Contracts, Presented By Currency (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 U.S. Dollars USD ($)	Mar. 31, 2012 U.S. Dollars JPY (¥)	Mar. 31, 2011 U.S. Dollars JPY (¥)	Mar. 31, 2012 Euro USD ($)	Mar. 31, 2012 Euro JPY (¥)	Mar. 31, 2011 Euro JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)
Derivative [Line Items]
Notional amount	$ 334,756	¥ 27,450,000	¥ 22,836,000	$ 224,939	¥ 18,445,000	¥ 15,533,000	$ 84,549	¥ 6,933,000	¥ 5,254,000	$ 25,268	¥ 2,072,000	¥ 2,049,000